WARRANTS, DEBENTURES AND NOTES (Details Narrative) - USD ($)				5 Months Ended
	May 18, 2016	Feb. 03, 2016	Dec. 23, 2015	Mar. 31, 2016	Aug. 01, 2016	Nov. 01, 2015	Sep. 30, 2015
Warrant exercise price					$ .058		$ 0.1400
Warrant exercise term	1 year 6 months
Senior Debentures [Member]
Offering amount						$ 3,000,000
Number of shares called by warrant						8,000,000
Warrant exercise term				5 years
Fair value of warrants						$ 208,597
Percent exercisable at different pricing						50.00%
Debt interest rate						11.00%
Debt term				2 years
Pledged collateral - common stock						49.00%
Gross proceeds from debenture offering subscription agreement			$ 3,000,000
Senior Debentures [Member] | Maxim Group LLC [Member]
Warrant exercise price			$ .06875
Fair value of warrants			$ 116,599
Commision rate (percent)				7.00%
Issuance of warrants for services (shares)				4,848,000
Senior Debentures [Member] | First 50% [Member]
Warrant exercise price						$ 0.05
Senior Debentures [Member] | Second 50% [Member]
Warrant exercise price						$ 0.075
Warrant [Member]
Number of shares called by warrant		1,500,000
Warrant exercise price		$ 0.06
Warrant exercise term		3 years
Fair value of warrants		$ 87,331